Summary of Significant Accounting Policies (Schedule of Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Net loss attributable to ordinary shares	$ (4,454)	$ (6,143)
Weighted average number of ordinary shares outstanding used in basic loss per ordinary share calculation	5,709,762	5,707,210
Weighted average number of ordinary shares outstanding used in diluted loss per ordinary share calculation	5,709,762	5,707,210
Basic loss per ordinary shares (US$)	$ (0.78)	$ (1.076)
Diluted loss per ordinary shares(US$)	$ (0.78)	$ (1.076)
Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	676,914	420,326